Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash	$ 1,963	$ 2,723
Short-Term Investments	777	370
Total Cash and Cash Equivalents	$ 2,740	$ 3,093	$ 2,227